Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Royalties	Fees	Total Payments
Total	[1]	$ 14,836	$ 219	$ 15,055
Denver-Julesburg Basin [Member]
Total	[2]	$ 14,836	$ 219	$ 15,055

[1]	All payments relate to the acquisition, development, and production of crude oil and associated liquids-rich natural gas, the Company’s sole reportable segment.
[2]	All payments relate to the acquisition, development, and production of crude oil and associated liquids-rich natural gas, the Company’s sole reportable segment.